DGHM MicroCap Value Fund

Schedule of Investments

May 31, 2020 (unaudited)

		Shares	Fair Value
95.49%	COMMON STOCKS
13.38%	BANKS
	BankFinancial Corp.	33,421	$303,463
	The Bank of N.T. Butterfield & Son Ltd.	3,546	86,629
	Central Valley Community Bancorp	36,320	546,979
	Community Trust Bancorp, Inc.	16,189	531,647
	First Bancorp	18,007	457,738
	First Community Bankshares, Inc.	29,192	623,833
	First Western Financial, Inc.*	16,547	214,780
	HomeTrust Bancshares, Inc.	27,797	428,630
	National Bankshares, Inc.	18,450	568,260
	Northrim BanCorp, Inc.	18,895	435,908
	Pacific Mercantile Bancorp*	65,641	249,436
	Sandy Spring Bancorp, Inc.	21,835	529,499
	Territorial Bancorp Inc.	23,102	587,484
			5,564,286
9.35%	CAPITAL GOODS
	Commercial Vehicle Group, Inc.*	100,953	255,411
	Ducommun Inc.*	28,359	913,160
	Kimball Electronics, Inc.*	36,874	523,242
	L. B. Foster Co. Class A*	35,046	428,262
	Preformed Line Products Co.	13,325	661,320
	Sterling Construction Co., Inc.*	47,585	430,644
	Transcat, Inc.**	26,881	673,100
			3,885,139
2.66%	COMMERCIAL & PROFESSIONAL SERVICES
	CBIZ, Inc.*	32,362	732,999
	SP Plus Corp.*	18,295	372,669
			1,105,668
1.13%	COMMUNICATIONS SERVICES
	Gray Television, Inc.*	33,731	470,210
6.68%	CONSUMER DISCRETIONARY
	The Cato Corp. Class A	53,990	523,703
	Century Communities, Inc.*	30,634	904,928
	Malibu Boats, Inc. Class A*	17,975	847,162
	Nathan's Famous, Inc.	8,926	500,124
			2,775,917
4.13%	CONSUMER DURABLES & APPAREL
	M/I Homes, Inc.*	15,187	508,461
	Rocky Brands, Inc.	27,259	565,352
	Vera Bradley, Inc.*	122,618	643,744
			1,717,557
4.21%	CONSUMER SERVICES
	Ark Restaurants Corp.	44,129	562,645
	Collectors Universe, Inc.	36,496	811,671
	The Marcus Corp.	27,837	375,243
			1,749,559
1.03%	DIVERSIFIED FINANCIALS
	Greenhill & Co., Inc.	43,021	428,919
2.40%	ENERGY
	Bonanza Creek Energy, Inc.*	32,198	544,146
	Talos Energy Inc.*	37,167	451,579
			995,725

DGHM MicroCap Value Fund

Schedule of Investments

May 31, 2020 (unaudited)

		Shares	Fair Value
5.62%	FINANCIALS
	Crawford & Company Class A	63,257	$380,807.00
	Donegal Group Inc Class A	9,313	132,710
	Employers Holdings, Inc.	24,577	734,606
	South State Corp.	4,857	255,332
	Southern National Bancorp of Virginia, Inc.	41,567	418,164
	Western New England Bancorp, Inc.	78,776	415,937
			2,337,556
6.93%	HEALTHCARE
	Hanger, Inc.*	33,021	606,266
	Harvard Bioscience, Inc.*	280,924	741,639
	Orthofix Medical, Inc.*	19,849	676,454
	RadNet, Inc.*	50,382	858,509
			2,882,868
3.86%	INDUSTRIALS
	Great Lakes Dredge & Dock Corp.*	26,510	245,748
	Mueller Industries, Inc.	16,818	450,386
	Vectrus, Inc.*	16,515	907,004
			1,603,138
7.02%	MATERIALS
	Foundation Building Materials, Inc.*	31,790	423,443
	Hawkins, Inc.	11,614	498,241
	Kaiser Aluminum Corp.	7,361	528,152
	Schweitzer-Mauduit International, Inc.	22,796	692,770
	United States Lime & Minerals, Inc.	10,470	776,455
			2,919,061
7.33%	REAL ESTATE INVESTMENT TRUSTS
	CatchMark Timber Trust, Inc. Class A	69,652	546,768
	City Office REIT, Inc.	48,897	453,764
	Hersha Hospitality Trust Class A	66,435	334,832
	Independence Realty Trust, Inc.	70,211	694,387
	iStar Inc.	49,663	542,817
	Re/Max Holdings Inc. Class A	16,921	473,619
			3,046,187
4.92%	SEMICONDUCTORS
	Kulicke and Soffa Industries, Inc.	40,305	901,220
	NVE Corp.	6,127	370,867
	Onto Innovation Inc.*	24,901	773,923
			2,046,010
4.92%	SOFTWARE & SERVICES
	American Software, Inc. Class A	57,499	1,118,356
	NIC Inc.	38,533	927,104
			2,045,460
3.33%	TRANSPORTATION
	Marten Transport, Ltd.	33,780	864,430
	Universal Logistics Holdings, Inc.	35,049	520,828
			1,385,258
6.59%	UTILITIES
	Artesian Resources Corp. Class A	21,430	752,407
	Chesapeake Utilities Corp.	3,864	349,074
	RGC Resources, Inc.	32,405	855,492
	Unitil Corp.	16,270	783,726
			2,740,699
95.49%	TOTAL COMMON STOCKS		39,699,217

DGHM MicroCap Value Fund

Schedule of Investments

May 31, 2020 (unaudited)

		Shares	Fair Value
0.20%	PREFERRED STOCKS
0.20%	FINANCIAL
	Steel Partners Holdings L.P., Series A, 6.00%, 2/7/2026	5,167	$84,170
0.20%	TOTAL PREFERRED STOCKS		84,170
4.40%	SHORT TERM INVESTMENTS
	Federated Treasury Obligation Fund - Institutional Class 0.12%**	1,828,252	1,828,252
100.09%	TOTAL INVESTMENTS		$41,611,639
-0.09%	Other assets, net of liabilities		(35,963)
100.00%	NET ASSETS		$41,575,676

*Non-income producing

**Effective 7 day yield as of May 31, 2020

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of May 31, 2020:

	Level 1	Level 2		Level 3
		Other Significant
		Observable		Unobservable
	Quoted Prices	Inputs		Inputs		Total
Common Stocks	$39,699,217		$-		$-	$39,699,217
Preferred Stocks	84,170		-		-	84,170
Short Term Investments	1,828,252		-		-	1,828,252
Total Investments	$41,611,639		$-		$-	$41,611,639

The Fund held no Level 3 securities at any time during the period.
There were no transfers into or out of Levels 1 and 2 during the period ended May 31, 2020.
At May 31, 2020 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $44,655,692 and the related tax-based net unrealized appreciation (depreciation) consists of:
		Gross unrealized appreciation				$4,017,562
		Gross unrealized depreciation				(7,061,615)
		Net unrealized appreciation				$(3,044,053)